LONG-TERM DEBT AND FINANCING ARRANGEMENTS (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2012	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2018	Sep. 27, 2014	Nov. 30, 2012	Jul. 31, 2012	Jan. 01, 2011	Nov. 30, 2010
Debt Instrument [Line Items]
Present value of the contract adjustment payments			$ 27.3	$ 40.2							$ 14.9
Gains (Losses) on Extinguishment of Debt	$ (42.8)	$ (45.5)	0.1	$ (20.6)	$ (45.5)
Amortization of Debt Discount (Premium)			0.3
Fair Value Adjustment Of Interest Rate Swap			34.1
Equity Unit Shares Issuable Upon Conversion [Abstract]
Convertible Preferred Stock Shares Issuable Upon Conversion				6,325,000
Long-term debt, including current maturities			3,845.7	$ 3,809.3
Less: Current maturities of long-term debt			(5.9)	(9.9)
Long-Term Debt			3,839.8	$ 3,799.4
Long-term debt, interest rate										4.25%
Convertible notes payable due in 2012
Debt Instrument [Line Items]
Conversion price (USD per share)					$ 63.83
Notes payable due 2016
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, interest rate				5.75%
Notes 2 Point 25 Percent due 2018 [Member]
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 345.0	$ 345.0
Long-term debt, interest rate			2.25%	2.25%
Convertible notes payable due in 2018 (subordinated)
Equity Unit Shares Issuable Upon Conversion [Abstract]
Convertible Preferred Stock Shares Issuable Upon Conversion			6,100,000.0
Long-term debt, including current maturities			$ 632.5	$ 632.5							$ 632.5
Long-term debt, interest rate			4.25%	4.25%						4.25%
Notes payable due 2021
Debt Instrument [Line Items]
Fair Value Adjustment Of Interest Rate Swap			$ 8.5
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 403.9	$ 382.2
Long-term debt, interest rate			3.40%	3.40%
Unamortized debt discount			$ 0.3
Notes payable due 2022
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 753.8	$ 799.4
Long-term debt, interest rate			2.90%	2.90%				2.90%
Unamortized debt discount								$ 0.7
Notes payable due 2028
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 166.0	$ 147.7
Long-term debt, interest rate			7.05%	7.05%
Notes 5 Point 20 Percent Due 2040 [Member]
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 362.1	$ 317.4
Long-term debt, interest rate			5.20%	5.20%
Unamortized debt discount			$ 0.2
Notes payable due 2052 (junior subordinated)
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 750.0	$ 750.0
Long-term debt, interest rate			5.75%	5.75%					5.75%
Notes 5 Point 75 Percent due 2053 [Member]
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 398.7	$ 400.0
Long-term debt, interest rate			5.75%	5.75%		4.304%
Other, payable in varying amounts through 2021
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, including current maturities			$ 33.7	$ 35.1
Other, payable in varying amounts through 2021 | Minimum
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, interest rate			0.00%	0.00%
Other, payable in varying amounts through 2021 | Maximum
Equity Unit Shares Issuable Upon Conversion [Abstract]
Long-term debt, interest rate			6.62%	6.62%
Notes paybable due 2022
Equity Unit Shares Issuable Upon Conversion [Abstract]
Unamortized debt discount			$ 0.5
Fixed To Floating Interest Rate Swap [Member] | Notes payable due 2028
Debt Instrument [Line Items]
Fair Value Adjustment Of Interest Rate Swap			(14.3)
Fixed To Floating Interest Rate Swap [Member] | Notes Payable Maturities 2040 [Domain]
Debt Instrument [Line Items]
Fair Value Adjustment Of Interest Rate Swap			$ 37.7
Fixed To Floating Interest Rate Swap [Member] | Notes 5 Point 75 Percent due 2053 [Member]
Debt Instrument [Line Items]
Fair Value Adjustment Of Interest Rate Swap							$ 1.3
Common Stock
Debt Instrument [Line Items]
Equity Units Conversion Rate Number Of Common Stock Shares			1.0126
Conversion price (USD per share)			$ 98.75
Common Stock | Minimum
Debt Instrument [Line Items]
Equity Units Conversion Rate Number Of Common Stock Shares			1.0122	1.0122